SUMMARY OF PRINCIPAL ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SUMMARY OF PRINCIPAL ACCOUNTING POLICIES [Abstract]
Schedule of Project Assets
	At December 31,
	2011	2012
	$	$

Project assets - Module cost	$3,643,086	$-
Project assets - Development	$5,560,850	$4,761,014

Total	$9,203,936	$4,761,014

Schedule of Property, Plant, and Equipment Estimated Useful Lives
Buildings	20 years
Machinery	10 years
Furniture, fixtures and equipment	5 years
Motor vehicles	5 years
Leasehold improvements	over the shorter of the lease term or their estimated useful lives

Schedule of Purchase and Selling Transactions

	Years ended December 31,
	2010	2011	2012
	$	$	$
Sell:
Polysilicon	12,962,514	-	-
Solar wafer	-	1,126,939	7,459,649
Solar cell	1,078,520	2,409,196	-
Solar module	-	-	1,148,789
Purchase:
Solar wafer	62,506,786	-	-
Solar cell	-	6,562,641	26,887,923
Solar module	-	12,523,974	-

Schedule of Warranty Costs
	Years ended December 31,
	2010	2011	2012
	$	$	$

Beginning balance	513,459	8,630,604	14,763,321
Increase due to acquisition of SST & NRE	6,376,107	-	-
Addition	1,741,038	6,233,291	2,760,248
Claimed	-	(100,574)	(359,858)

Ending balance	8,630,604	14,763,321	17,163,711

Reconciliation of Allowance for Doubtful Accounts
	Years ended December 31,
	2010	2011	2012
	$	$	$

Opening balance	(7,386,030)	(3,213,378)	(15,869,894)
Addition due to acquisition	(374,776)	-	-
Addition	(1,240,666)	(12,267,390)	(47,400,809)
Write-off	5,996,375	86,052	361,049
Effect of exchange rate change in foreign currency	(208,281)	(475,178)	(96,439)

Ending balance	(3,213,378)	(15,869,894)	(63,006,093)

Accounts Receivable from Customers Accounting for 10% Percent or More
Name of Customer	At December 31,
	2011	2012

Company A	13%	*
Company B	10%	*
Company C	*	22%
* Less than 10%
Schedule of Antidilutive Securities Excluded from Computation of Diluted Earnings (Loss) Per Share
	Years ended December 31,
	2010	2011	2012
	$	$	$

Outstanding options and restricted shares	965,214	676,744	344,190
Assumed conversion of convertible senior notes	-	13,414,632	4,811,408

Total	965,214	14,091,376	5,155,598

Schedule of Computation of Basic and Diluted Income Per Share
	Years ended December 31,
	2010	2011	2012
	$	$	$
Net income (loss) attributable to ordinary shareholders- for the calculation of basic income (loss) per share	$51,734,255	$(94,262,695)	$(133,580,664)
Interest expense of convertible senior notes	$3,090,395	$-	$-

Net income (loss) attributable to ordinary shareholders- for the calculation of diluted income (loss) per share	$54,824,650	$(94,292,695)	$(133,580,664)

Weighted-average ordinary shares outstanding- for the calculation of basic income (loss) per share	240,545,811	240,701,253	240,701,253
Assumed conversion of convertible senior notes	21,463,412	-	-

Weighted-average ordinary shares outstanding- for the calculation of diluted income (loss) per share	262,009,223	240,701,253	240,701,253

Net income(loss) per share:
Basic	$0.22	$(0.39)	$(0.55)

Diluted	$0.21	$(0.39)	$(0.55)